Taxes (Details) - Schedule of deferred tax asset - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of deferred tax asset [Abstract]
Deferred tax assets
Senior care services fees advanced from customers	704,262	353,097
Total	$ 704,262	$ 353,097